Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
September 30, 2025
USE-NPRT1-1125
1.9900195.105
Common Stocks - 97.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	162,000	13,967,640
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	141,500	39,040,098
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	85,700	9,584,688
CANADA - 1.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	300,700	19,290,433
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	191,300	10,206,241
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Athabasca Oil Corp (b)	5,312,000	25,420,651
Cameco Corp (United States)	85,600	7,178,416
Imperial Oil Ltd	608,400	55,165,622
MEG Energy Corp	2,123,250	42,840,310
Meren Energy Inc	3,473,657	4,592,605
South Bow Corp	294,000	8,319,121
		143,516,725
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	19,871	34,764,612
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	320,000	12,848,000
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	88,200	5,178,222
TOTAL CANADA		225,804,233
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	1,008,062	9
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	175,000	34,791,750
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	145,900	5,070,025
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	207,500	18,838,777
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	118,000	11,637,160
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	2,372,102	20,149,159
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar	1,466,800	15,701,209
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Ireland Group PLC	2,057,300	33,851,454
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	9,000	2,219,400
TOTAL IRELAND		36,070,854
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	115,979	4,786,453
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	377,730	93,462,241
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(c)(d)	999,839	1,469,763
NETHERLANDS - 0.7%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (b)	72,500	53,473,100
Merus NV (b)	180,000	16,947,000
		70,420,100
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	260,163	59,246,920
TOTAL NETHERLANDS		129,667,020
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	340,900	6,443,762
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	458,500	58,234,085
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA	3,477,400	36,492,944
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	82,800	3,506,580
TAIWAN - 1.4%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	1,008,062	0
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	610,000	11,592,162
Delta Electronics Inc	1,210,000	33,915,584
		45,507,746
Semiconductors & Semiconductor Equipment - 1.2%
Jentech Precision Industrial Co Ltd	204,000	16,136,274
Taiwan Semiconductor Manufacturing Co Ltd ADR	692,893	193,518,087
		209,654,361
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	192,000	6,181,961
TOTAL INFORMATION TECHNOLOGY		261,344,068

TOTAL TAIWAN		261,344,068
UNITED KINGDOM - 0.6%
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo PLC	840,527	20,111,867
Food Products - 0.0%
Nomad Foods Ltd	365,307	4,803,786
Tobacco - 0.2%
British American Tobacco PLC ADR	426,600	22,643,928
TOTAL CONSUMER STAPLES		47,559,581

Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd (c)	4,618,325	14,968,956
Insurance - 0.2%
Beazley PLC	1,667,152	20,336,325
Hiscox Ltd	1,206,000	22,204,488
		42,540,813
TOTAL FINANCIALS		57,509,769

TOTAL UNITED KINGDOM		105,069,350
UNITED STATES - 91.3%
Communication Services - 10.9%
Diversified Telecommunication Services - 0.1%
AT&T Inc	439,300	12,405,832
GCI Liberty Inc/DEL Class A (b)(c)	264,647	2
		12,405,834
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class C (b)	85,358	8,915,643
Live Nation Entertainment Inc (b)	196,600	32,124,440
Netflix Inc (b)	94,605	113,423,827
ROBLOX Corp Class A (b)	221,700	30,709,884
Roku Inc Class A (b)	145,300	14,548,889
Take-Two Interactive Software Inc (b)	117,000	30,228,120
TKO Group Holdings Inc Class A	68,000	13,733,280
Walt Disney Co/The	628,700	71,986,150
Warner Bros Discovery Inc (b)	1,222,200	23,869,566
		339,539,799
Interactive Media & Services - 8.7%
Alphabet Inc Class A	4,355,579	1,058,841,255
Meta Platforms Inc Class A	750,625	551,243,988
Reddit Inc Class A (b)	74,700	17,180,252
		1,627,265,495
Media - 0.2%
Charter Communications Inc Class A (b)	30,100	8,280,661
Magnite Inc (b)	1,046,977	22,803,159
Paramount Skydance Corp Class B	229,000	4,332,680
Trade Desk Inc (The) Class A (b)	106,300	5,209,763
		40,626,263
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	52,300	12,519,574
TOTAL COMMUNICATION SERVICES		2,032,356,965

Consumer Discretionary - 9.8%
Automobiles - 1.9%
Tesla Inc (b)	796,010	354,001,567
Broadline Retail - 4.2%
Amazon.com Inc (b)	3,502,768	769,102,770
Etsy Inc (b)	108,700	7,216,593
		776,319,363
Distributors - 0.1%
LKQ Corp	312,600	9,546,804
Diversified Consumer Services - 0.1%
Service Corp International/US	244,200	20,322,324
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	244,200	29,650,764
Booking Holdings Inc	5,023	27,120,533
Chipotle Mexican Grill Inc (b)	375,300	14,708,007
Churchill Downs Inc	199,864	19,388,807
Domino's Pizza Inc	43,519	18,787,587
DraftKings Inc Class A (b)	538,100	20,124,940
Dutch Bros Inc Class A (b)	137,500	7,196,750
Marriott International Inc/MD Class A1	180,576	47,029,214
McDonald's Corp	33,200	10,089,148
Starbucks Corp	121,100	10,245,060
Wyndham Hotels & Resorts Inc	176,200	14,078,380
Yum! Brands Inc	203,500	30,932,000
		249,351,190
Household Durables - 0.2%
PulteGroup Inc	237,100	31,328,023
Somnigroup International Inc	133,700	11,274,921
		42,602,944
Specialty Retail - 1.6%
Dick's Sporting Goods Inc	61,900	13,755,418
Floor & Decor Holdings Inc Class A (b)(e)	177,000	13,044,900
Home Depot Inc/The	157,134	63,669,125
Lowe's Cos Inc	565,661	142,156,266
Ross Stores Inc	404,700	61,672,233
TJX Cos Inc/The	72,276	10,446,773
		304,744,715
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	597,010	41,629,508
PVH Corp	256,121	21,455,256
Tapestry Inc	138,661	15,699,198
		78,783,962
TOTAL CONSUMER DISCRETIONARY		1,835,672,869

Consumer Staples - 4.5%
Beverages - 1.5%
Boston Beer Co Inc/The Class A (b)	98,000	20,719,160
Brown-Forman Corp Class B (e)	57,900	1,567,932
Coca-Cola Co/The	1,710,791	113,459,659
Constellation Brands Inc Class A	180,566	24,316,823
Keurig Dr Pepper Inc	2,619,901	66,833,675
Monster Beverage Corp (b)	175,456	11,809,943
PepsiCo Inc	211,600	29,717,104
Primo Brands Corp Class A	142,000	3,138,200
		271,562,496
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	1,132,700	19,833,577
BJ's Wholesale Club Holdings Inc (b)	48,400	4,513,300
Costco Wholesale Corp	63,200	58,499,816
Dollar Tree Inc (b)	23,800	2,246,006
Kroger Co/The	145,200	9,787,932
Target Corp	315,855	28,332,194
US Foods Holding Corp (b)	87,500	6,704,250
Walmart Inc	832,600	85,807,756
		215,724,831
Food Products - 0.6%
Bunge Global SA	455,300	36,993,125
Freshpet Inc (b)	190,900	10,520,499
JM Smucker Co	114,700	12,456,420
Lamb Weston Holdings Inc	242,600	14,090,208
Mondelez International Inc	440,512	27,518,785
TreeHouse Foods Inc (b)	943,630	19,070,762
		120,649,799
Household Products - 0.8%
Energizer Holdings Inc	1,375,101	34,226,264
Procter & Gamble Co/The	708,193	108,813,854
Reynolds Consumer Products Inc	337,000	8,246,390
		151,286,508
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	133,100	11,728,771
Kenvue Inc	1,342,912	21,795,462
		33,524,233
Tobacco - 0.3%
Philip Morris International Inc	306,253	49,674,237
TOTAL CONSUMER STAPLES		842,422,104

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp	238,800	37,083,252
ConocoPhillips	477,500	45,166,725
Excelerate Energy Inc Class A	22,400	564,256
Expand Energy Corp	105,536	11,212,145
Exxon Mobil Corp	1,740,338	196,223,110
Marathon Petroleum Corp	116,200	22,396,388
Murphy Oil Corp (e)	195,600	5,556,996
Shell PLC ADR	600,000	42,918,000
Valero Energy Corp	262,386	44,673,840
		405,794,712
Financials - 11.0%
Banks - 4.2%
Bancorp Inc/The (b)	792,700	59,365,303
Bank of America Corp	3,865,614	199,427,027
Citigroup Inc	1,054,000	106,981,000
Comerica Inc	376,300	25,784,076
First Horizon Corp	1,115,500	25,221,455
JPMorgan Chase & Co	240,144	75,748,622
KeyCorp	1,026,141	19,178,575
M&T Bank Corp	130,370	25,763,719
Synovus Financial Corp	318,800	15,646,704
Truist Financial Corp	155,900	7,127,748
US Bancorp	1,646,536	79,577,085
Wells Fargo & Co	1,716,387	143,867,559
		783,688,873
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	467,501	50,938,909
Blackrock Inc	89,300	104,112,191
Cboe Global Markets Inc	102,030	25,022,858
Charles Schwab Corp/The	935,000	89,264,450
Intercontinental Exchange Inc	368,700	62,118,576
KKR & Co Inc Class A	345,600	44,910,720
MarketAxess Holdings Inc	178,747	31,146,665
Northern Trust Corp	251,300	33,824,980
State Street Corp	336,300	39,014,163
StepStone Group Inc rights 12/31/2038 (b)(c)	18,125	1,236,849
Tradeweb Markets Inc Class A	62,900	6,980,642
Virtu Financial Inc Class A	459,564	16,314,522
		504,885,525
Consumer Finance - 0.1%
SLM Corp	466,287	12,906,824
Financial Services - 1.9%
Affirm Holdings Inc Class A (b)	89,600	6,547,968
Apollo Global Management Inc	392,240	52,273,825
Berkshire Hathaway Inc Class A (b)	41	30,922,200
Block Inc Class A (b)	63,849	4,614,367
Fiserv Inc (b)	89,136	11,492,304
Mastercard Inc Class A	414,244	235,626,130
UWM Holdings Corp Class A (e)	2,085,100	12,698,259
Voya Financial Inc	95,300	7,128,440
		361,303,493
Insurance - 2.1%
American Financial Group Inc/OH	179,000	26,083,880
Arthur J Gallagher & Co	150,031	46,470,602
Baldwin Insurance Group Inc/The Class A (b)	352,000	9,929,920
Brighthouse Financial Inc (b)	212,100	11,258,268
Chubb Ltd	292,352	82,516,352
Hartford Insurance Group Inc/The	376,547	50,227,604
Marsh & McLennan Cos Inc	268,558	54,122,494
Travelers Companies Inc/The	225,600	62,992,032
Unum Group	265,981	20,688,002
Willis Towers Watson PLC	103,700	35,823,165
		400,112,319
TOTAL FINANCIALS		2,062,897,034

Health Care - 7.7%
Biotechnology - 2.0%
AbbVie Inc	375,000	86,827,500
Alnylam Pharmaceuticals Inc (b)	102,000	46,512,000
Avidity Biosciences Inc (b)	250,000	10,892,500
Caris Life Sciences Inc (f)	518,479	15,683,990
CG oncology Inc (b)	22,619	911,093
Cogent Biosciences Inc (b)	730,000	10,482,800
Cytokinetics Inc (b)	200,000	10,992,000
Disc Medicine Inc (b)	185,000	12,224,800
Exact Sciences Corp (b)	680,000	37,202,800
Gilead Sciences Inc	364,000	40,404,000
Janux Therapeutics Inc (b)	285,000	6,965,400
Legend Biotech Corp ADR (b)	1,020,000	33,262,200
Nurix Therapeutics Inc (b)	600,000	5,544,000
Nuvalent Inc Class A (b)	170,000	14,701,600
Soleno Therapeutics Inc (b)	180,000	12,168,000
Ultragenyx Pharmaceutical Inc (b)	160,000	4,812,800
Vaxcyte Inc (b)	250,000	9,005,000
Veracyte Inc (b)	400,000	13,732,000
Viking Therapeutics Inc (b)(e)	140,000	3,679,200
		376,003,683
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp (b)	1,330,000	129,847,900
Edwards Lifesciences Corp (b)	545,000	42,384,650
Inspire Medical Systems Inc (b)	50,000	3,710,000
Insulet Corp (b)	145,000	44,765,850
Intuitive Surgical Inc (b)	42,800	19,141,444
Kestra Medical Technologies Ltd	329,600	7,831,296
Masimo Corp (b)	420,100	61,985,755
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	4,627	56,126
Penumbra Inc (b)	285,000	72,196,200
Stryker Corp	121,000	44,730,070
		426,649,291
Health Care Providers & Services - 1.3%
agilon health Inc (b)	2,000,000	2,060,000
BrightSpring Health Services Inc (b)	1,040,000	30,742,400
Cencora Inc	132,800	41,503,984
Cigna Group/The	31,500	9,079,875
CVS Health Corp	690,000	52,019,100
LifeStance Health Group Inc (b)	800,000	4,400,000
Molina Healthcare Inc (b)	46,000	8,802,560
Omada Health Inc (f)	199,183	4,403,936
Privia Health Group Inc (b)	690,000	17,181,000
Surgery Partners Inc (b)	500,000	10,820,000
UnitedHealth Group Inc	176,000	60,772,800
		241,785,655
Health Care Technology - 0.2%
Evolent Health Inc Class A (b)	500,000	4,229,999
Phreesia Inc (b)	280,000	6,585,600
Veeva Systems Inc Class A (b)	105,000	31,280,550
		42,096,149
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	500,000	5,845,000
Danaher Corp	525,000	104,086,500
IQVIA Holdings Inc (b)	145,000	27,541,300
Repligen Corp (b)	121,000	16,174,070
Thermo Fisher Scientific Inc	85,000	41,226,700
		194,873,570
Pharmaceuticals - 0.9%
Crinetics Pharmaceuticals Inc (b)	430,000	17,909,500
Eli Lilly & Co	144,000	109,872,000
Merck & Co Inc	108,000	9,064,440
Royalty Pharma PLC Class A	600,000	21,168,000
WaVe Life Sciences Ltd (b)	460,000	3,367,200
		161,381,140
TOTAL HEALTH CARE		1,442,789,488

Industrials - 8.1%
Aerospace & Defense - 2.7%
Boeing Co (b)	412,820	89,098,941
GE Aerospace	561,400	168,880,348
Howmet Aerospace Inc	379,300	74,430,039
Lockheed Martin Corp	111,600	55,711,836
Northrop Grumman Corp	69,800	42,530,536
RTX Corp	166,200	27,810,246
TransDigm Group Inc	42,000	55,356,840
		513,818,786
Building Products - 0.7%
Trane Technologies PLC	311,610	131,486,956
Commercial Services & Supplies - 0.4%
Cintas Corp	170,200	34,935,252
Republic Services Inc	147,600	33,871,248
		68,806,500
Construction & Engineering - 0.2%
Quanta Services Inc	115,300	47,782,626
Electrical Equipment - 1.2%
AMETEK Inc	337,732	63,493,616
Eaton Corp PLC	152,600	57,110,550
GE Vernova Inc	157,550	96,877,495
		217,481,661
Ground Transportation - 0.8%
CSX Corp	734,678	26,088,416
Old Dominion Freight Line Inc	182,266	25,659,407
Uber Technologies Inc (b)	787,900	77,190,563
Union Pacific Corp	79,200	18,720,504
		147,658,890
Machinery - 1.7%
Caterpillar Inc	67,329	32,126,032
Cummins Inc	134,200	56,682,054
Deere & Co	27,837	12,728,747
Dover Corp	203,400	33,933,222
Ingersoll Rand Inc	448,100	37,022,022
Parker-Hannifin Corp	140,900	106,823,335
Westinghouse Air Brake Technologies Corp	157,600	31,594,072
		310,909,484
Professional Services - 0.1%
Verisk Analytics Inc	117,800	29,627,877
Trading Companies & Distributors - 0.3%
Fastenal Co	622,200	30,512,688
United Rentals Inc	20,300	19,379,598
		49,892,286
TOTAL INDUSTRIALS		1,517,465,066

Information Technology - 31.5%
Communications Equipment - 1.5%
Arista Networks Inc	830,185	120,966,256
Cisco Systems Inc	2,102,616	143,860,987
Motorola Solutions Inc	38,800	17,742,852
		282,570,095
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	403,324	49,911,345
IT Services - 0.0%
X.Ai Holdings Corp Class A (c)(d)	88,534	3,236,803
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices Inc (b)	24,700	3,996,213
Analog Devices Inc	290,961	71,489,118
Astera Labs Inc (b)	7,500	1,468,500
Broadcom Inc	1,374,998	453,625,591
First Solar Inc (b)	31,797	7,012,192
Marvell Technology Inc	808,544	67,974,294
Micron Technology Inc	925,250	154,812,830
NVIDIA Corp	8,845,099	1,650,318,572
		2,410,697,310
Software - 9.7%
BitMine Immersion Technologies Inc (b)	30,300	1,573,479
Cadence Design Systems Inc (b)	193,289	67,894,694
Circle Internet Group Inc (f)	514,050	68,152,749
Datadog Inc Class A (b)	370,900	52,816,160
Figma Inc Class A	29,800	1,545,726
HubSpot Inc (b)	8,669	4,055,358
Microsoft Corp	2,828,542	1,465,043,329
OpenAI Global LLC rights (b)(c)(d)	1,650,181	3,415,875
OpenAI Global LLC rights (b)(c)(d)	285,800	391,546
Oracle Corp	129,800	36,504,952
Palantir Technologies Inc Class A (b)	260,700	47,556,894
Pivotal Software Inc Class A rights (b)(c)	2,115,467	21
Servicenow Inc (b)	6,468	5,952,371
Synopsys Inc (b)	121,300	59,848,207
		1,814,751,361
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	5,277,876	1,343,905,566
TOTAL INFORMATION TECHNOLOGY		5,905,072,480

Materials - 1.6%
Chemicals - 1.1%
Air Products and Chemicals Inc	71,689	19,551,024
Balchem Corp	34,900	5,237,094
Chemours Co/The	168,800	2,673,792
Corteva Inc	274,100	18,537,383
Ecolab Inc	128,500	35,191,010
Element Solutions Inc	198,100	4,986,177
Linde PLC	156,500	74,337,500
LyondellBasell Industries NV Class A1	198,900	9,754,056
Mosaic Co/The	545,400	18,914,472
Olin Corp	108,700	2,716,413
Sherwin-Williams Co/The	42,000	14,542,920
		206,441,841
Construction Materials - 0.1%
Martin Marietta Materials Inc	30,922	19,489,518
Containers & Packaging - 0.1%
AptarGroup Inc	30,800	4,116,728
International Paper Co	335,000	15,544,000
		19,660,728
Metals & Mining - 0.3%
Freeport-McMoRan Inc	326,300	12,797,486
Newmont Corp	288,500	24,323,435
Nucor Corp	117,300	15,885,939
		53,006,860
TOTAL MATERIALS		298,598,947

Real Estate - 1.8%
Health Care REITs - 0.3%
Ventas Inc	735,100	51,449,649
Industrial REITs - 0.2%
Prologis Inc	327,471	37,501,979
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	88,320	26,344,090
Zillow Group Inc Class C (b)	74,300	5,724,814
		32,068,904
Residential REITs - 0.2%
Camden Property Trust	297,783	31,797,269
Invitation Homes Inc	229,300	6,725,369
		38,522,638
Retail REITs - 0.2%
Acadia Realty Trust	712,500	14,356,875
Macerich Co/The	948,200	17,257,240
NNN REIT Inc	320,000	13,622,400
		45,236,515
Specialized REITs - 0.8%
American Tower Corp	276,800	53,234,176
Equinix Inc	59,600	46,681,104
Iron Mountain Inc	131,000	13,354,140
Public Storage Operating Co	95,700	27,642,945
		140,912,365
TOTAL REAL ESTATE		345,692,050

Utilities - 2.2%
Electric Utilities - 1.6%
Alliant Energy Corp	62,100	4,186,161
Constellation Energy Corp	125,071	41,157,115
Duke Energy Corp	304,400	37,669,500
Entergy Corp	245,192	22,849,442
Evergy Inc	205,900	15,652,518
Exelon Corp	550,600	24,782,506
NextEra Energy Inc	765,617	57,796,428
NRG Energy Inc	125,688	20,355,172
PG&E Corp	990,206	14,932,306
PPL Corp	457,900	17,015,564
Southern Co/The	120,146	11,386,236
Xcel Energy Inc	264,900	21,364,185
		289,147,133
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	145,600	1,916,096
Talen Energy Corp (b)	6,900	2,935,122
Vistra Corp	148,478	29,089,810
		33,941,028
Multi-Utilities - 0.4%
Ameren Corp	177,800	18,558,764
CenterPoint Energy Inc	418,900	16,253,320
NiSource Inc	313,102	13,557,316
Sempra	359,006	32,303,360
		80,672,760
TOTAL UTILITIES		403,760,921

TOTAL UNITED STATES		17,092,522,636
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	496,680	11,234,811
TOTAL COMMON STOCKS (Cost $9,762,231,864)		18,234,889,315

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (c)(d) (Cost $657,708)	514,760	657,708

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	361,330	2,749,721
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (c)(d)	21,928	1,905,324
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (b)(c)(d)	301,188	1,204,752
Health Care - 0.1%
Biotechnology - 0.1%
Asimov Inc Series B (b)(c)(d)	35,044	938,478
Cleerly Inc Series C (b)(c)(d)	411,426	4,657,343
Element Biosciences Inc Series C (b)(c)(d)	195,016	1,486,022
ElevateBio LLC Series C (b)(c)(d)	626,000	1,308,340
		8,390,183
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	92,546	3,123,428
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(g)	141,317	412,646
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	67,586	2,458,103
Aledade Inc Series E1 (b)(c)(d)	14,822	539,076
Wugen Inc Series B (b)(c)(d)	155,150	246,688
		3,243,867
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,112,588	801,064
Galvanize Therapeutics Series C-1 (c)(d)	1,714,137	754,220
		1,555,284
TOTAL HEALTH CARE		16,725,408

Information Technology - 0.0%
Software - 0.0%
Anthropic PBC Series F (c)(d)	28,600	4,031,742
Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (c)(d)	356,485	1,183,530
TOTAL UNITED STATES		25,050,756
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,310,341)		27,800,477

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/23/2025 (i)	4.29	330,000	329,187
US Treasury Bills 0% 10/9/2025 (i)	4.30	11,230,000	11,219,864
US Treasury Bills 0% 12/11/2025 (i)	3.98	3,000,000	2,977,221
US Treasury Bills 0% 12/18/2025 (i)	3.89	850,000	842,879
US Treasury Bills 0% 12/26/2025 (i)	3.93	1,150,000	1,139,417
US Treasury Bills 0% 12/4/2025 (i)	3.97	1,910,000	1,896,765
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,404,111)			18,405,333

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.21	417,432,778	417,516,265
Fidelity Securities Lending Cash Central Fund (j)(k)	4.19	13,050,918	13,052,223
TOTAL MONEY MARKET FUNDS (Cost $430,568,488)			430,568,488

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,258,172,512)	18,712,321,321
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,797,088
NET ASSETS - 100.0%	18,718,118,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	872	12/19/2025	293,809,500	3,697,985	3,697,985

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,028,298 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $88,240,675 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,405,333.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,587,915

Aledade Inc Series E1	5/20/2022	738,349

Anthropic PBC Series F	8/18/2025	4,031,673

Asimov Inc Series B	10/29/2021	3,247,902

Cleerly Inc Series C	7/8/2022	4,846,846

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	5,132,023

Element Biosciences Inc Series C	6/21/2021	4,008,886

ElevateBio LLC Series C	3/9/2021	2,626,070

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	657,708

Galvanize Therapeutics Series B	3/29/2022	1,926,207

Galvanize Therapeutics Series C-1	7/7/2025	754,220

Jumo World Holding Limited	9/6/2023	8,500,538

Manus Bio Inc Series One-6	3/30/2021	3,739,275

Medical Microinstruments Inc/Italy Series C	2/16/2024	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Global LLC rights	8/4/2025	285,800

OpenAI Global LLC rights	9/30/2024	1,650,181

Saluda Medical Inc Series E	4/6/2023	2,431,732

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	4,056,252

Waymo LLC Series C2	10/18/2024	1,714,798

Wugen Inc Series B	7/9/2021	1,203,173

X.Ai Holdings Corp Class A	10/27/2021	2,390,802

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

Circle Internet Group Inc	12/2/2025

Omada Health Inc	12/3/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	102,389,244	952,113,116	636,981,651	2,744,332	(4,444)	-	417,516,265	417,432,778	0.8%
Fidelity Securities Lending Cash Central Fund	23,357,094	96,169,165	106,474,036	8,926	-	-	13,052,223	13,050,918	0.0%
Total	125,746,338	1,048,282,281	743,455,687	2,753,258	(4,444)	-	430,568,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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